Income tax and social contribution	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
Income tax and social contribution

8.	Income tax and social contribution

8.a	Recoverable income tax and social contribution

	2025	2024

Recoverable income tax and social contribution	327,184	326,256

Income tax	256,914	200,802
Social contribution	70,270	125,454

Current portion	(68,769)	(111,376)
Non-current portion	258,415	214,880

In 2021, based on a decision from the Brazilian Federal Supreme Court (STF) regarding the non-levy of IRPJ and CSLL on the correction of SELIC in cases of undue payment, TIM recorded recoverable IRPJ and CSLL based on its best estimate at that time, amounting to R$ 535 million (principal). Up to December 31, 2025, the total monetary restatement recognized was R$ 133 million.

In the third quarter of 2023, TIM’s lawsuit received a favorable final and unappealable decision and the Company obtained credit approval from the Brazilian Federal Revenue Service. As a result, it carried out the reclassification of R$ 156 million for deferred income tax and social contribution, with R$ 114 million and R$ 42 million related to tax loss and negative CSLL basis, respectively.

In the years 2023 and 2024, the Company used R$ 151 million and R$ 231 million, respectively, in credits to offset federal taxes. In 2025, R$ 115 million of these credits were used to offset federal taxes.

In 2025, the Company recognized IRPJ credits amounting to R$ 81 million, resulting from the success in a lawsuit that discussed the limitation on the calculation of tax incentives, with the amount of R$ 14 million offset by December 31, 2025. Additionally, as a result of this decision, the tax loss base was recomposed of R$ 224 million, which was fully offset in this fiscal year.

The Company has balances to offset of IRPJ and CSLL amounting to R$ 220 million on December 31, 2025 (R$ 207 million on December 31, 2024) resulting from overpayment in prior periods for which refund processes are underway.

During the fiscal year, the Company made anticipations by deposits in Banco do Nordeste, totaling R$ 31 million, with the objective of using the reinvestment tax incentive, which allocates a portion of the IRPJ due to a specific deposit, in accordance with article 668 of RIR/2018.

8.b	Income tax and social contribution payable

Current income tax and social contribution charges are calculated on the basis of the tax laws enacted, or substantially enacted, up to the balance sheet date.

The legislation allows companies to choose between quarterly or monthly payments of income tax and social contribution. In 2025, the Company chose to make the quarterly payments of income tax and social contribution.

	2025	2024

Income tax and social contribution payable	181,497	46,610

Income tax	76,518	-
Social contribution	104,979	46,610

Current portion	(162,102)	(46,610)
Non-current portion	19,395	-

8.c Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on (1) tax losses and accumulated tax loss carryforwards, when applicable; and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only according to the profitable track record and/or when based on the annual forecasts prepared by the Company.

The balances of deferred income tax assets and liabilities are presented at net value in balance sheet when there is the legal right and the intention of offsetting them upon calculation of current taxes, in general related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities arisen from different entities are in presented separately.

On December 31, 2025 and 2024, the enacted rates were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which can be offset by up to 30% of the taxable profit for the fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2025	2024

Tax loss carryforwards and negative basis of social contribution	-	12,132
Temporary differences:
Provision for legal and administrative proceedings	515,324	536,550
Provision for expected credit losses	236,537	257,645
Taxes with suspended enforceability (i)	1,553,124	1,230,521
Derivative financial instruments	(118,647)	(274,140)
Capitalized interest - 4G and 5G	(211,522)	(246,621)
Adjustments related to IFRS 16 (ii)	826,882	730,015
Accelerated depreciation (iii)	(1,035,883)	(990,374)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	192,507	269,172
Amortized goodwill – Cozani	(544,596)	(388,245)
Other assets	273,245	287,234
Other liabilities	(81,890)	(92,779)
	1,355,604	1,081,633

Deferred tax asset	3,597,619	3,323,269
Deferred tax liability	(2,242,015)	(2,241,636)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020-2025 of TIM S.A. and the TFF referring to Cozani's 2022 financial year. The Operating Inspection Fee (TFF) for the years 2020-2025 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See note 21 for details.

(ii)	Represents the addition of new lease contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting (i.e., interest and depreciation) and tax expense (i.e., provision of service), under the terms of the current legislation.

(iii)	Since 2020, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017.

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded, by the Company in connection with the impairment of tangible assets recognized by Cozani before its acquisition in April 2022, which have been depreciated over the estimated useful life of the asset.

The Company, based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its temporary differences.

The Company used deferred tax credits arising from tax losses of R$ 68 million in 2025, due to the recovery of these credits after success in a lawsuit that discussed the limitation on the calculation of tax incentives (R$ 189 million as of December 31, 2024 and R$105 million as of December 31, 2023).

8.d Expense with current and deferred income tax and social contribution

	2025	2024	2023
Current income tax and social contribution taxes
Income tax for the year	(668,716)	(426,340)	(248,792)
Social contribution for the year	(301,454)	(200,270)	(67,190)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
	(528,034)	(293,251)	(80,229)
Deferred income tax and social contribution
Deferred income tax	197,982	(159,994)	(180,709)
Deferred social contribution	75,641	(15,337)	(85,673)
	273,623	(175,331)	(266,382)
Provision for contingencies of income tax and social contribution	6,384	-	-
	280,007	(175,331)	(266,382)
	(248,027)	(468,582)	(346,611)

The reconciliation between income tax and social contribution expense as calculated by applying combined tax rates and amounts reflected in income (loss) is as follows:

	2025	2024	2023

Profit before income tax and social contribution	4,560,011	3,622,463	3,184,033
Combined tax rate	34%	34%	34%
Income tax and social contribution at the combined statutory rates	(1,550,404)	(1,231,637)	(1,082,571)
(Additions) / exclusions:
Equity in earnings	(36,652)	(28,059)	(30,364)
Permanent additions, exclusions:
Non-taxable revenues	70,518	12,848	16,573
Non-deductible expenses	(25,500)	(60,670)	(25,069)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
Tax benefit related to interest on capital allocated	751,400	493,000	544,000
Other amounts	100,475	12,577	(4,933)
	1,302,377	763,055	735,960

Income tax and social contribution expense	(248,027)	(468,582)	(346,611)
Effective rate	5.44%	12.94%	10.89%

(i)	As mentioned in Note 25 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.